Document and Entity Information	Mar. 19, 2019
Cover [Abstract]
Entity Registrant Name	RADIAN GROUP INC
Entity Address, State or Province	PA
Amendment Flag	true
Entity Central Index Key	0000890926
Document Type	8-K/A
Document Period End Date	Mar. 19, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11356
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	1500 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Radian Group Inc. (the “Company”), on March 19, 2019 (the “Original Form 8-K”), is being filed solely to replace incorrect versions of the Company’s By-laws that were attached as Exhibit 3.1 and Exhibit 3.2 thereto. The corrected Exhibit 3.1 and Exhibit 3.2 are attached hereto, and each supersedes in its entirety Exhibit 3.1 and Exhibit 3.2, respectively, to the Original Form 8-K. In all other respects, the Original Form 8-K is unchanged.